CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Pool revenues, received from companies accounted for by the equity method	$ 39,572	$ 37,481	$ 45,372